ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER PAYABLES
11.	ACCRUED EXPENSES AND OTHER PAYABLES

	As of December 31,
	2010	2011

Accrued employee payroll and welfare	8,395	11,542
Business taxes payable	4,363	4,639
Other taxes payable	1,713	1,230
Reimbursable employee travelling expenses	1,480	1,255
Professional service fees	1,956	2,207
Other liabilities	1,181	2,399
	19,088	23,272

Other taxes payable includes unpaid VAT and withholding individual income tax.